Compensation and Benefits	12 Months Ended
Dec. 31, 2013
Compensation and Benefits
Note 11.	Compensation and Benefits

	For the Year Ended December 31,
	2013	2012	2011
Salaries, incentive compensation and benefits(1)	$301,621	$227,258	$198,601
Restricted share compensation expense	7,542	—	—

Total salaries, incentive compensation and benefits	309,163	227,258	198,601
Pre-offering related compensation—share-based awards	404,160	101,682	(21,082)
Pre-offering related compensation—other	143,035	54,153	55,714

Total compensation and benefits	$856,358	$383,093	$233,233

(1)	Excluding restricted share compensation expense

Incentive compensation

Cash incentive compensation paid to members of Artisan’s portfolio management teams and members of its marketing and client service teams is based on a formula that is tied directly to revenues. These payments are made in the quarter following the quarter in which the incentive was earned with the exception of fourth quarter payments which are paid in the fourth quarter of the year. Cash incentive compensation paid to most other employees is discretionary and subjectively determined based on individual performance and the Company’s overall results during the applicable year and is generally paid in the fourth quarter of the year.

Restricted shares

Artisan has filed a registration statement registering 15,000,000 shares of Class A common stock for issuance pursuant to its 2013 Omnibus Incentive Compensation Plan and 2013 Non-Employee Director Plan. In July 2013, Artisan’s board of directors approved the issuance of 1,575,157 restricted shares of Class A common stock to Artisan’s employees and employees of its subsidiaries pursuant to the Plan. The shares will vest pro rata over the next five years. Unvested shares are subject to forfeiture upon termination of employment. Grantees receiving the awards are entitled to voting rights and rights to dividends on unvested and vested shares.

Total compensation expense associated with the July 17 award is expected to be approximately $79.2 million, which will be recognized over the five-year vesting period. The Company recognizes compensation expense, based on estimated grant date fair value, for only those awards expected to vest, on a straight-line basis over the requisite service period of the award. The Company estimated the number of awards expected to vest based, in part, on historical forfeiture rates and also based on management’s expectations of employee turnover. Forfeitures are estimated at the time of grant and revised in subsequent periods, if necessary, based on actual forfeiture activity.

The following table summarizes the restricted share activity for the year ended December 31, 2013:

	Weighted- Average Grant Date Fair Value	Number of Awards
Unvested at December 31, 2012	$—	—
Granted	52.36	1,575,157
Forfeited	—	—
Vested	—	—

Unvested at December 31, 2013	$52.36	1,575,157

Compensation expense recognized related to the restricted shares was $7.6 million for the year ended December 31, 2013. The unrecognized compensation expense for the unvested restricted shares as of December 31, 2013 was $71.6 million with a weighted average recognition period of 4.54 years remaining.

Pre-offering related compensation consists of the following:

	For the Year Ended December 31,
	2013	2012	2011
Change in value of Class B liability awards	$41,942	$101,682	$(21,082)
Class B award modification expense	287,292	—	—
Amortization expense on pre-offering Class B awards	74,926	—	—

Pre-offering related compensation—share-based awards	404,160	101,682	(21,082)
Pre-offering related cash incentive compensation	56,788	—	—
Pre-offering related bonus make-whole compensation	20,520	—	—
Distributions on Class B liability awards	65,727	54,153	55,714

Pre-offering related compensation—other	143,035	54,153	55,714

Total pre-offering related compensation	$547,195	$155,835	$34,632

Pre-offering related compensation—share-based awards

Historical Class B share-based awards

Holdings historically granted Class B share-based awards to certain employees. These awards vested over a period of five years. Prior to the IPO, all vested Class B awards were subject to mandatory redemption on termination of employment for any reason and were reflected as liabilities measured at fair value; unvested Class B awards were forfeited on termination of employment. The vested Class B liability awards of a terminated employee were historically redeemed in cash in annual installments, generally over the five years following termination of employment. The change in value of Class B liability awards and distributions to Class B limited partners were treated as compensation expense.

Historical redemption of Class B awards

Holdings historically redeemed the Class B awards of partners whose employment was terminated. The redemption value of the awards was determined in accordance with the terms of the grant agreement pursuant to which the award was granted. Prior to July 15, 2012, the redemption value of a Class B award was based on the partner’s equity balance which was determined for this purpose using a formula based on then-current EBITDA (excluding share-based compensation charges) multiplied by a stated multiple, adjusted to take into account working capital, debt and noncurrent liabilities associated with Class B partner redemptions. From July 15, 2012 through completion of the IPO-related reorganization, the redemption value of a Class B common unit held by a terminated employee-partner was based on the fair market value of the firm by reference to the value of asset management firms with publicly-traded equity securities. Artisan estimated the aggregate fair value of all outstanding Class B awards in connection with preparation of its financial statements by first determining the value of the business based on the probability weighted expected return method. This approach considered the value of the business, calculated using a discounted cash flow analysis and a market approach using earnings multiples of comparable entities, under various scenarios. Significant inputs included historical revenues and expenses, future revenue and expense projections, discount rates and market prices of comparable entities. The value of the business as determined was then adjusted to take into account working capital, debt and noncurrent liabilities associated with Class B partner redemptions and allocated to individual partnership interests based on their respective terms.

Prior to the IPO Reorganization and IPO, the redemption value of Class B awards held by an employee-partner whose employment was terminated included a premium in the case of employment terminated by reason of death, disability or retirement. A qualifying retirement required the employee to have had 10 years or more of service as of the date of retirement and to have given Artisan written notice of the intention to retire at least three years prior to the date of retirement, subject to Artisan’s right, at its discretion, to accept a period of notice that was shorter, but not less than one year. Acceptance of an individual’s retirement notification obligated Holdings to pay the premium. However, in the event the employee was terminated for any reason during the additional period of employment, the retirement premium was no longer applicable. Artisan considered termination of employment by reason of death or disability to be not probable and therefore, unless Holdings had accepted a partner’s retirement notification, the premium was not included in calculating the redemption value of that partner’s individual Class B award. Unless a retirement notification had been accepted, the redemption value of Class B awards was calculated assuming a holder’s termination of employment was the result of resignation or involuntary termination by Artisan and had been recorded as Class B liability award on the Consolidated Statements of Financial Condition.

As of December 31, 2012, Holdings had accepted three notices of retirement and the redemption value of the related Class B interests was increased to reflect the premium associated with the anticipated redemptions by reason of retirement. Since this premium would apply only upon retirement in accordance with the terms of the grant agreement and notice, the increase in redemption value was treated as a modification of a liability award as of the date Artisan accepted the notice of retirement in 2012 and effectively became obligated to pay the premium on redemption. The premium for those partners giving notice of retirement resulted in a $7.9 million cumulative increase in the award liability as of December 31, 2012. The Class B interests were carried at fair value, reflecting the retirement premium, from the date of Artisan’s acceptance of the retirement notification through the date of the individual’s retirement and the payment obligation was fixed.

The Class B awards of partners whose services to Holdings terminated prior to the IPO will be redeemed for payments totaling $23.0 million and $29.3 million as of December 31, 2013 and December 31, 2012, respectively. Payments of $8.8 million were made for the year ended December 31, 2013. Additionally, the partner redemption liability was increased $2.5 million during 2013 for a partner whose employment terminated in the first quarter prior to the IPO.

The aggregate redemption values and liabilities of the Class B obligation were as follows:

	As of December 31, 2013	As of December 31, 2012
Redemption value:
Vested Class B share-based awards	$—	$225,249
Unvested Class B share-based awards	—	103,052
Purchased Class B share-based awards	—	2,811

Aggregate fair value	$—	$331,112

Liabilities:
Class B share-based awards	$—	$225,249
Redeemed Class B share-based awards	$23,026	$29,257

At December 31, 2012, the aggregate fair value of unrecognized compensation cost for the unvested Class B awards was $103.1 million with a weighted average recognition period of 3.30 years remaining.

Modification of Class B share-based awards

As a part of the IPO Reorganization, the Class B grant agreements were amended to eliminate the cash redemption feature. The amendment is considered a modification under ASC 718 and the Class B awards have been classified as equity awards since such modification. As a result of the modification, Artisan recognized a non-recurring expense of $287.3 million based on the elimination of the redemption feature associated with the Class B awards recorded as the difference between the fair value and carrying value of the liability associated with the vested Class B common units immediately prior to the IPO. For any unvested Class B awards, Artisan will recognize recurring non-cash compensation charges over the remaining vesting period. No additional awards were granted during the year ended December 31, 2013.

The following table summarizes the activity related to unvested Class B awards during the period March 12, 2013 to December 31, 2013:

	March 12, 2013 to December 31, 2013
	Weighted- Average Grant Date Fair Value	Number of Class B Awards
Unvested Class B awards at March 12, 2013	$30.00	9,911,720
Granted	—	—
Forfeited	30.00	(82,655)
Vested	30.00	(2,579,223)

Unvested at December 31, 2013	$30.00	7,249,842

The unrecognized compensation expense for the unvested Class B awards as of December 31, 2013 was $151.9 million with a weighted average recognition period of 2.80 years remaining.

Upon termination of employment with Artisan, an employee-partner’s vested Class B common units are automatically exchanged for Class E common units; unvested Class B common units are forfeited. The employee-partner’s shares of Class B common stock are canceled and APAM issues the former employee-partner a number of shares of Class C common stock equal to the former employee-partner’s number of Class E common units. The former employee-partner’s Class E common units are exchangeable for Class A common stock subject to the same restrictions and limitations on exchange applicable to the other common units of Holdings.

Pre-offering related compensation—other

In addition to the modification of Class B share-based awards, Artisan also incurred pre-offering related compensation charges of $56.8 million to pay cash incentive compensation to certain portfolio managers and $20.5 million representing profits after the IPO otherwise allocable and distributable, in the aggregate, to Holdings’ pre-IPO non-employee partners that instead has been allocated and will be distributed to certain employee-partners. For the current year period prior to the IPO, profits distributions totaling $65.7 million were made to Class B partners, and are also recorded as pre-offering related compensation.